Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, allowance for doubtful accounts	$ 33,045	$ 92,797
Preferred stock, par value	$ .001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ .001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	155,665,138	139,300,122
Common stock, shares outstanding	155,665,138	139,300,122
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ .001	$ 0.001
Preferred stock, shares authorized	6,175	6,175
Preferred stock, shares issued	6,175	6,175
Preferred stock, shares outstanding	0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ .001	$ 0.001
Preferred stock, shares authorized	293	293
Preferred stock, shares issued	293	293
Preferred stock, shares outstanding	0	0